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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Trust for Investment Grade Municipals (VGM)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Trust for Investment Grade Municipals. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

Trust for Investment Grade Municipals
Symbol: VGM
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (1/24/92)	6.74%	6.80%

10-year	6.08	7.86

5-year	2.50	5.96

1-year	25.35	30.13

6-month	6.68	8.53

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust’s returns would have been lower. Periods of less than a year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

6.68%	8.53%	3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance for the reporting period included the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care, industrial development revenue/pollution control revenue (IDR/PCR), and tobacco sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

Other positions, however, were less advantageous:

•	Exposure to pre-refunded bonds detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

•	The portfolio’s holdings in lease-backed bonds also hindered performance as these issues underperformed essential service bonds.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/10 (Unaudited)

AAA/Aaa	22.0%
AA/Aa	23.8
A/A	29.2
BBB/Baa	14.1
BB/Ba	1.0
Non-Rated	9.9

Top Five Sectors as of 4/30/10 (Unaudited)

Hospital	19.8%
General Purpose	8.0
Public Education	7.1
Airports	6.6
Life Care	5.5

Summary of Investments by State Classification as of 4/30/10 (Unaudited)

Florida	17.3%
California	10.3
Texas	9.5
New York	7.6
Illinois	6.9
Ohio	5.2
New Jersey	3.3
South Carolina	2.9
Michigan	2.8
Arizona	2.7
Massachusetts	2.3
Georgia	2.3
North Carolina	2.2
Colorado	1.8
District of Columbia	1.6
Wisconsin	1.4
Tennessee	1.4
Nevada	1.4
Washington	1.3
Missouri	1.3
Alabama	1.2
Indiana	1.2
Kentucky	1.2
Puerto Rico	1.1
Kansas	1.0
Maryland	0.9
Iowa	0.9
Minnesota	0.8
Pennsylvania	0.7
West Virginia	0.6
Louisiana	0.6
Connecticut	0.5
Oklahoma	0.4
Alaska	0.4
Virginia	0.3
Wyoming	0.3
(continued on next page)

Summary of Investments by State Classification as of 4/30/10 (Unaudited)
(continued from previous page)

Idaho	0.3%
New Hampshire	0.3
New Mexico	0.3
Hawaii	0.2
Rhode Island	0.2
Nebraska	0.2
U.S. Virgin Islands	0.2
Utah	0.2
Oregon	0.2
North Dakota	0.1
Guam	0.1
South Dakota	0.1

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 1997. Prior to June 1, 2010, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 166.7% Alabama 2.0%
$3,660	Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (NATL Insd)	5.250%	07/01/20	$3,928,022
3,225	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	3,300,175
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	2,107,560
2,525	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,917,030
3,395	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	3,502,893

				14,755,680

	Alaska 0.7%
1,575	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (AGM Insd)	5.750	03/01/16	1,581,221
5,300	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	3,562,819

				5,144,040

	Arizona 4.6%
2,560	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,825,882
3,835	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	4,204,809
3,435	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,129,079
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	3,003,120
3,330	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	3,620,376
1,825	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,899,934
900	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	969,264
1,035	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	1,107,026
970	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	986,209
925	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	944,157
3,400	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	3,343,934
3,145	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	3,405,689
5,405	University of AZ Med Ctr Corp	5.000	07/01/35	5,059,566

				34,499,045

	California 17.4%
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (AGM Insd)	6.000	09/01/16	1,456,988
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	4,630,230
1,500	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F1(a)	5.000	04/01/39	1,543,410

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,250	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	$498,538
1,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/34	1,619,430
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,795,070
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,851,260
7,300	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,854,819
4,800	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.300	08/01/23	4,750,080
5,500	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.450	08/01/28	5,338,685
1,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,486,260
695	California St (AMBAC Insd)	5.125	10/01/27	695,153
1,000	California St Dept Wtr Res Cent VY Proj Rev Wtr Sys, Ser X (NATL Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	1,039,484
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/25	1,648,905
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/26	1,636,815
875	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/27	949,069
1,175	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/28	1,295,297
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/29	1,618,305
2,900	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	3,252,669
5,000	California St Univ Rev & Co Systemwide, Ser A (AMBAC Insd)	5.000	11/01/33	5,038,550
1,800	California St Var Purp	5.750	04/01/31	1,937,700
4,000	California St Vet, Ser CD (AMT)	4.600	12/01/32	3,434,360
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	1,325,715
2,700	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	2,646,567
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,164,020
3,360	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	3,142,843
590	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	511,630
1,750	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,584,485
3,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser B (NATL Insd)	5.000	03/01/33	2,719,230
2,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,285,380
10,750	Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien, Ser A (e)	*	01/01/23	6,581,795
3,000	Fremont, CA Uni Sch Dist, Ser A (NATL Insd)	5.000	08/01/25	3,083,280
3,165	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	2,909,300

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$8,515	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750%	06/01/47	$6,563,617
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,661,480
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	831,430
1,800	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,970,208
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,637,425
1,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser B1 (NATL Insd)	5.000	10/01/33	1,532,295
260	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	246,189
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,555,370
1,700	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,781,549
2,280	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,870,124
1,850	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,980,055
1,000	Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (NATL Insd)	5.000	04/01/25	1,012,410
3,000	Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (NATL Insd)	5.250	08/01/36	2,759,730
4,700	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.375	06/01/38	3,890,660
3,550	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.500	06/01/45	2,637,082
2,300	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	1,802,326
7,600	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,285,344
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,396,816
3,250	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,440,710

				131,180,142

	Colorado 2.7%
2,000	Aurora, CO Ctf Partn (AMBAC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/30	2,061,160
3,405	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (Syncora Gtd)	5.250	12/01/23	3,449,401
800	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	715,648
600	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	473,070
7,300	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser 2999 (AGM Insd) (a)	5.000	09/01/36	7,357,524
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,235,363

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$1,805	Lakewood, CO Ctf Part (AMBAC Insd) (Prerefunded @ 12/01/10)	5.300%	12/01/16	$1,852,002
970	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (f)	5.900	10/01/37	827,109
1,200	North Range, CO Met Dist No 2 Ltd Tax	5.500	12/15/37	878,196
2,050	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,622,657

				20,472,130

	Connecticut 0.9%
3,580	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	3,406,227
2,150	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	2,133,466
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.500	07/01/25	1,010,530

				6,550,223

	District of Columbia 2.4%
3,650	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	3,912,654
1,100	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	1,204,522
1,150	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	1,192,343
2,350	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	2,401,747
6,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	6,297,480
2,000	District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)	5.750	06/01/18	2,009,260
5	District of Columbia, Ser E (AGM Insd)	6.000	06/01/13	5,023
1,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	1,005,140

				18,028,169

	Florida 29.1%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	954,130
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	840,490
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	408,960
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	294,482
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	211,670
4,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	4,644,544
1,760	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,581,571
1,000	Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)	5.650	10/01/28	971,000
1,300	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	1,143,584
4,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	4,232,560
3,410	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	3,582,341
525	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	535,789
1,250	Florida Agric & Mechanical Univ Rev Student Apt Fac (NATL Insd)	6.500	07/01/23	1,251,737

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$215	Florida Hsg Fin Agy Homeownership Mtg, Ser B (AMT)	8.595%	11/01/18	$241,056
360	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 4 (AGM Insd) (AMT)	6.250	07/01/22	374,238
1,000	Florida Hsg Fin Corp Rev Hsg Wentworth II Apts, Ser A (AMBAC Insd) (AMT)	5.375	11/01/29	1,002,940
8,475	Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (NATL Insd) (AMT)	5.500	10/01/29	8,498,645
2,000	Florida Ports Fin Comm Rev St Trans Tr Fd (NATL Insd) (AMT)	5.375	06/01/27	2,000,060
15,000	Florida St Brd Ed Pub Ed Cap Outlay, Ser D (a)	4.750	06/01/35	15,221,100
12,775	Florida St Brd of Ed Cap Outlay Pub Ed Rfdg, Ser D	5.750	06/01/22	12,962,920
7,295	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	7,573,596
1,500	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (AMBAC Insd)	5.000	07/01/11	1,505,115
2,000	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (NATL Insd)	5.250	07/01/12	2,012,940
1,910	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,036,404
1,935	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,052,009
2,100	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,216,529
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,597,525
1,475	Florida St Tpk Auth Tpk Rev Dept Trans, Ser B	5.000	07/01/30	1,486,225
315	Gainesville, FL Util Sys Rev (e)	8.125	10/01/14	365,973
1,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (f) (g)	5.100	05/01/14	440,200
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	506,645
1,000	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.800	12/01/20	1,009,580
1,110	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	1,108,990
1,270	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	649,973
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (AGM Insd)	5.000	03/01/15	763,755
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (AGM Insd)	5.000	09/01/15	763,485
1,450	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,464,109
3,260	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	3,310,334
14,150	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	13,561,926
1,100	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	1,155,121
1,225	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	1,326,197
2,745	Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj, Ser A (NATL Insd) (AMT)	5.375	06/01/27	2,760,345
9,555	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	8,649,186

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$7,000	Lakeland, FL Elec & Wtr Rev (e)	*	10/01/13	$6,633,270
2,230	Lakeland, FL Elec & Wtr Rev (e)	5.750%	10/01/19	2,408,043
5,105	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/25	5,122,663
1,000	Lee Cnty, FL Arpt Rev, Ser A (AGM Insd) (AMT)	5.750	10/01/22	1,015,450
2,400	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	1,959,264
1,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	771,040
995	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $995,000) (d)	6.800	05/01/38	847,780
650	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $650,000) (d)	6.900	05/01/17	611,890
1,500	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,532,790
1,460	Miami Beach, FL Stormwtr Rev (NATL Insd) (Prerefunded @ 9/01/10)	5.750	09/01/14	1,500,909
1,045	Miami Beach, FL Stormwtr Rev (NATL Insd) (Prerefunded @ 9/01/10)	5.750	09/01/15	1,074,281
3,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	3,073,312
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/27	2,007,760
4,720	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	4,735,151
870	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.450	10/01/15	886,887
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.750	10/01/29	3,039,090
2,000	Miami-Dade Cnty, FL Aviation Rev, Ser A (AGM Insd) (AMT)	5.000	10/01/33	1,938,220
2,000	Miami-Dade Cnty, FL Aviation, Ser A (AGM Insd) (AMT)	5.125	10/01/35	1,970,560
865	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	834,085
3,860	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	4,050,761
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/12	953,450
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/13	924,470
2,475	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,035,762
1,000	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 06/19/95, Cost $1,000,000) (d)	7.000	10/01/25	1,031,480
1,500	Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (NATL Insd)	5.000	07/01/28	1,500,915
890	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125	05/01/35	420,854
1,650	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,466,669
1,000	Palm Beach Cnty, FL Sch Brd Ctf Partn, Ser A (FGIC Insd) (Prerefunded @ 8/01/10)	5.875	08/01/21	1,024,210

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500%	10/01/23	$4,543,280
525	Pembroke Pines, FL Cons Util Sys Rev (FGIC Insd) (e)	6.250	09/01/11	548,410
1,500	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.000	10/01/12	1,519,350
1,565	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.125	10/01/18	1,575,047
500	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/25	513,205
2,000	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,837,880
4,675	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	5,022,072
870	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	493,821
1,000	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.250	01/01/26	782,920
1,500	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	1,086,705
2,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	2,088,260
750	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/23	770,633
600	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	542,496
1,380	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	858,664
1,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	1,013,840
2,755	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,905,441
1,250	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,159,013
1,000	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	1,001,090
1,000	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/17	1,021,570
1,115	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/19	1,137,991
495	Tolomato Cmnty, Dev Dist FL, Ser A	5.250	05/01/39	344,827
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	254,058
3,170	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	2,539,677
3,500	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.125	11/01/36	3,021,550
1,000	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.200	11/01/25	930,480
1,000	Village Ctr Cmnty Dev Dist FL Util Rev (FGIC Insd) (e)	6.000	11/01/18	1,209,070
2,000	Village Ctr Cmnty Dev Dist FL Util Rev (NATL Insd)	5.250	10/01/23	2,004,980
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,004,620
3,000	West Orange Hlthcare Dist FL, Ser A	5.800	02/01/31	3,015,060
750	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500	05/01/38	291,780

				219,678,785

	Georgia 3.8%
5,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	5,308,695

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$1,575	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750%	01/01/20	$1,605,823
310	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	313,807
1,000	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	923,710
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	2,004,586
2,000	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	2,157,660
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,987,140
564	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $563,645) (d)	7.250	06/15/10	568,177
1,500	George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj Rfdg (NATL Insd) (AMT)	5.500	07/01/20	1,517,790
2,635	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	3,124,346
5,815	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	6,794,848
85	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	100,669
2,400	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,456,616

				28,863,867

	Hawaii 0.4%
3,075	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	3,076,015

	Idaho 0.5%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,127,960
1,500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,658,145
1,270	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (f)	6.125	11/15/27	1,112,520

				3,898,625

	Illinois 11.2%
1,910	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,613,511
2,000	Chicago, IL Brd Ed (FGIC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/31	2,061,520
5,900	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	6,137,770
5,775	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	6,007,790
4,400	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGL Insd (a)	5.250	01/01/24	4,644,332
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGL Insd (a)	5.250	01/01/25	12,085,120
5,700	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	5,830,815
1,130	Chicago, IL Proj & Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.000	01/01/31	1,138,012
685	Chicago, IL Rfdg, Ser B (AMBAC Insd)	5.125	01/01/15	771,488
3,500	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,810,450
3,500	Du Page Cnty, IL Fst Presv Dist	*	11/01/10	3,490,935
1,300	Granite City, Madison Cnty, IL Disp Rev Waste Mgmt Inc Proj (AMT) (b)	4.875	05/01/27	1,300,494
2,310	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/13	2,496,671

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,500	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500%	11/15/15	$2,726,175
1,860	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,898,837
400	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	309,744
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	952,790
3,500	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (a)	5.375	08/15/24	3,763,270
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (a)	5.750	08/15/30	2,169,020
4,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	4,516,245
1,900	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,998,876
2,885	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	3,253,472
4,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	4,087,665
1,330	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,302,642
1,250	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (AGM Insd)	6.750	04/15/17	1,506,737
2,085	Illinois Hlth Fac Auth Rev South Suburban Hosp (e)	7.000	02/15/18	2,524,893
775	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	688,805
1,500	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	1,357,140

				84,445,219

	Indiana 2.0%
1,065	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	1,067,268
2,200	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	2,377,430
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Credit (a)	5.000	11/15/36	5,684,112
2,500	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,686,450
1,280	North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg (AGM Insd)	*	01/15/19	929,920
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,509,900
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750	09/01/42	431,625

				14,686,705

	Iowa 1.5%
1,685	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/15	1,691,285
1,785	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/16	1,791,658
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	414,475
1,410	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,047,912
5,950	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	4,394,611

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$2,250	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625%	06/01/46	$1,683,180

				11,023,121

	Kansas 1.7%
2,100	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	2,167,725
3,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	4,076,678
1,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,024,225
3,300	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	2,952,147
1,650	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,284,756
700	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	538,202
1,075	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	954,966

				12,998,699

	Kentucky 1.9%
2,400	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	2,487,816
2,300	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	2,499,479
2,470	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	2,720,508
2,780	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	3,055,859
3,915	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,870,682

				14,634,344

	Louisiana 1.0%
1,482	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	895,528
3,100	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	3,561,001
2,750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,907,685

				7,364,214

	Maryland 1.5%
1,050	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	903,430
1,565	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,604,641
1,110	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	1,128,526
2,500	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	2,327,425
2,250	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,170,958

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$2,250	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125%	03/01/24	$2,237,715
1,175	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	1,013,990

				11,386,685

	Massachusetts 3.8%
3,500	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	3,504,445
350	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	258,545
750	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	538,425
2,700	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	2,740,014
7,000	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	7,429,240
395	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	402,695
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	794,625
1,610	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,491,246
5,740	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	5,732,079
3,850	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	4,036,456
1,800	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	2,033,460

				28,961,230

	Michigan 4.7%
3,015	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/17	2,096,149
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/18	1,976,705
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/19	1,848,757
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/22	1,515,606
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/23	1,414,559
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/24	1,316,166
3,925	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	4,587,697
3,500	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/15	2,881,060
2,765	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/16	2,140,359
1,350	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,480,748
600	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	669,120

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$2,500	Michigan St Strategic Fd Detroit Edison Pollutn Ctl Rfdg (AMBAC Insd) (b)	4.850%	09/01/30	$2,563,350
1,000	Michigan St Strategic Fd Detroit Edison Polutnl Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	1,001,310
2,250	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	2,170,395
2,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,390,325
7,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	5,370,610

				35,422,916

	Minnesota 1.4%
1,380	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,277,852
525	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	508,945
2,750	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	3,124,798
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	2,074,627
50	Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys (NATL Insd)	5.750	11/15/26	50,018
300	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	300,159
775	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	756,873
2,200	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	2,055,152

				10,148,424

	Missouri 2.1%
245	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	236,518
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,525,359
625	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	606,050
2,500	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,998,450
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	774,360
2,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	2,509,575
1,200	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	1,141,356
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	1,231,675
975	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	851,604

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$2,335	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$1,995,818
900	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	832,257
2,345	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,252,607

				15,955,629

	Nebraska 0.4%
2,615	Omaha Pub Dist NE Elec Rev Sub Sys, Ser A (a)	5.000	02/01/34	2,674,021

	Nevada 2.3%
3,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,750,310
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	62,380
3,500	Clark Cnty, NV Indl Dev Southwest Gas Corp Proj, Ser D1 (NATL Insd) (AMT)	5.250	03/01/38	3,194,100
4,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	4,624,607
3,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	3,531,165
3,460	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,228,214

				17,390,776

	New Hampshire 0.5%
1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,030,260
1,050	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	1,110,900
750	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	800,108
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	850,986

				3,792,254

	New Jersey 5.6%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	324,506
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	29,306,250
2,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,742,200
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	2,293,514
2,095	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/17	2,417,860
4,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	3,227,175
3,950	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	2,745,369

				42,056,874

	New Mexico 0.5%
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (d)	5.500	09/01/23	1,311,025

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (Continued)
$2,050	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375%	08/01/32	$2,282,470

				3,593,495

	New York 12.8%
2,070	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	2,131,996
860	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	884,648
4,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	4,324,040
2,500	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	2,555,350
2,400	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	2,438,520
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	3,054,120
8,450	New York City Mun Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	9,409,413
14,930	New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg, Ser 1993 (AGM Insd) (e)	5.400	01/01/18	17,389,120
5,300	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	5,638,405
7,225	New York, NY Sub, Ser I-1 (a)	5.000	02/01/26	7,712,037
2,500	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (AGM Insd)	5.500	05/15/25	2,503,400
2,680	New York St Dorm Auth Rev City Univ Sys, Ser C	7.500	07/01/10	2,711,678
2,500	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,534,200
3,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/24	3,255,510
2,790	New York St Loc Assistance Corp Rfdg, Ser E	6.000	04/01/14	3,148,682
2,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	3,079,804
3,100	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	3,390,129
1,155	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,212,993
6,050	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,302,406
6,050	Port Auth NY & NJ, Ser 1546 (a)	5.000	10/01/35	6,302,406
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,999,730
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,999,700
950	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	792,205

				96,770,492

	North Carolina 3.7%
1,350	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	1,194,521
25,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	26,955,250

				28,149,771

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota 0.2%
$1,500	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125%	07/01/29	$1,343,685

	Ohio 8.8%
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	923,800
5,230	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	4,115,016
7,595	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	6,431,370
1,700	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	1,276,054
450	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	385,128
1,000	Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)	6.000	12/01/25	1,043,670
4,525	Lorain Cnty Ohio Hosp Rev Fac Catholic (AGM Insd) (a)	5.000	02/01/24	4,713,014
4,500	Lorain Cnty Ohio Hosp Rev Fac Catholic (AGM Insd) (a)	5.000	02/01/24	4,686,930
4,800	Lorain Cnty Ohio Hosp Rev Rfdg Catholic (AGM Insd) (a)	5.000	04/01/24	4,999,440
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C (AGM Insd) (a)	5.000	10/01/41	1,629,225
2,370	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,505,540
1,465	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,543,407
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	8,038,160
4,300	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	4,576,705
1,775	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj (h)	5.750	11/15/35	1,757,250
3,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	3,207,180
4,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.000	01/01/27	4,147,880
3,075	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	3,172,201
2,358	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	2,424,213
3,137	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,272,550
1,500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,639,785

				66,488,518

	Oklahoma 0.7%
2,175	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	2,190,638
1,500	Jenks, OK Aquarium Auth Rev First Mtg (NATL Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,529,850

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (Continued)
$1,575	Oklahoma City, OK Arpt Tr Jr Lien 27th, Ser B (AGM Insd) (AMT)	5.750%	07/01/16	$1,584,088

				5,304,576

	Oregon 0.3%
1,985	Portland, OR Urban Renewal & Redev Downtown Wtrfront, Ser A (AMBAC Insd)	5.750	06/15/16	2,014,795

	Pennsylvania 0.8%
1,375	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,167,045
230	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	233,319
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	652,776
1,825	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,874,549
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	1,010,450
1,115	Ridley Park, PA Hosp Auth Rev Taylor Hosp, Ser A (e)	6.000	12/01/13	1,219,743

				6,157,882

	Rhode Island 0.4%
3,000	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	2,879,760

	South Carolina 4.8%
2,375	Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc (NATL Insd) (e)	5.250	02/01/16	2,723,673
3,375	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/25	3,532,579
10,125	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/26	10,638,743
1,840	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/21	1,928,633
1,935	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/22	2,016,386
1,400	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	1,103,662
3,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	3,074,820
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,045,830
4,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,688,685
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,750,000
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	597,300
1,395	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	1,396,437

				36,496,748

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota 0.1%
$565	South Dakota St Hlth & Ed Fac
	Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400%	08/01/13	$569,458

	Tennessee 2.3%
4,345	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	3,878,043
3,500	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	3,919,895
5,345	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	5,123,075
4,550	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	4,755,569

				17,676,582

	Texas 16.0%
2,375	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	2,357,021
1,000	Brazos Riv, TX Hbr Nav Dist Brazoria Cnty Rev Rfdg Dow Chemical Co	5.250	10/01/11	1,007,450
980	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	1,043,230
1,875	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	2,056,425
2,200	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	2,405,458
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,022,840
1,050	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	1,053,255
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	2,006,860
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	4,003,400
7,960	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	8,215,675
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,545,000
1,200	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,357,020
1,000	Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,073,470
1,550	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,575,668
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	1,045,290
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	1,000,500
12,800	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (AGM Insd) (a)	5.000	11/15/36	13,334,016
5,025	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	5,154,846
1,650	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,550,257

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500%	02/15/37	$1,160,812
1,825	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,996,952
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	1,255,746
1,100	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.200	01/01/21	1,145,265
1,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250	01/01/31	1,562,205
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,634,400
3,450	North Central, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	3,518,586
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,060,240
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,084,170
1,420	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,539,521
2,250	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	2,481,503
4,300	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	4,545,100
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	920,950
4,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	3,748,920
7,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	6,695,710
650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	544,187
1,850	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,855,291
4,900	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	5,427,975
4,000	Texas A & M Univ Revs Fin Sys, Ser A	5.000	05/15/28	4,349,960
8,700	Texas Commn Mobility Fd (a)	5.000	04/01/28	9,380,166
2,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	2,098,320
460	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (AGM Insd)	5.500	09/01/13	465,534
1,500	Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien, Ser B	5.250	07/15/17	1,505,520
4,900	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	4,520,887

				120,305,601

	Utah 0.3%
1,000	Utah Hsg Corp Single Family Mtg Rev, Ser E (AMT) (a)	5.250	01/01/39	1,023,030
1,100	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	995,808

				2,018,838

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 0.5%
$750	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500%	01/01/37	$607,200
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	728,377
800	Tobacco Settlement Fin Corp VA	5.500	06/01/26	895,832
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,864,675

				4,096,084

	Washington 2.2%
2,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	2,648,625
1,000	Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (NATL Insd)	5.000	12/01/33	1,020,890
1,950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,683,552
1,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	1,009,100
1,435	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/15	1,455,190
1,585	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/16	1,607,301
1,000	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/18	1,024,710
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,044,850
2,325	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $2,325,000) (d)	6.000	01/01/27	2,119,354
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	687,990

				16,301,562

	West Virginia 1.0%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	237,885
1,290	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	1,257,027
1,630	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,633,374
1,535	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	1,545,822
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,490,520
1,695	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,690,322

				7,854,950

	Wisconsin 2.4%
2,000	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	2,342,420
700	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	712,313
625	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	628,775

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$4,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300%	09/01/23	$4,274,127
4,895	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	5,070,779
1,545	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,703,054
1,400	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,486,604
1,825	Wisconsin St Hlth & Ed Fac Auth Rev Pro Hlthcare Inc Oblig Group	6.625	02/15/39	1,982,315

				18,200,387

	Wyoming 0.5%
1,850	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,963,109
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,936,540

				3,899,649

	Guam 0.1%
690	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	644,136

	Puerto Rico 1.9%
3,050	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	3,095,415
50	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	57,233
4,350	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	4,542,618
3,100	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	3,207,973
3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	3,655,470

				14,558,709

	U.S. Virgin Islands 0.3%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,527,345
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	1,034,054

				2,561,399

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Description		Value

Total Long-Term Investments 166.7% (Cost $1,244,901,726)		$1,256,974,909

Total Short-Term Investments 1.4% (Cost $10,600,000)		10,600,000

Total Investments 168.1% (Cost $1,255,501,726)		1,267,574,909

Liability for Floating Rate Note Obligations Related to Securities Held (23.3%) (Cost ($175,870,000))
$(175,870)	Notes with interest rates ranging from 0.30% to 0.75% at April 30, 2010 and contractual maturities of collateral ranging from 2022 to 2039 (See Note 1 (G) in the Notes to Financial Statements) (i)	(175,870,000)

Total Net Investments 144.8% (Cost $1,079,631,726)		1,091,704,909

Other Assets in Excess of Liabilities 1.4%		10,700,553

Preferred Shares (including accrued distributions) (46.2%)		(348,427,383)

Net Assets Applicable to Common Shares 100.0%		$753,978,079

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1 (G) in the Notes to Financial Statements for further information.

(b)	Variable Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(e)	Escrowed to Maturity

(f)	Security has been deemed illiquid.

(g)	Non-income producing security.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2010.

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

ACA—American Capital Access
ADR—American Depositary Receipt
AGC—AGC Insured Custody Certificates
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Comwth—Commonwealth of Puerto Rico
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value:

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds issued by states of the United States and Political Subdivisions of the United States	$—	$1,267,574,909	$—	$1,267,574,909

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $1,255,501,726)	$1,267,574,909
Cash	37,178
Receivables:
Interest	20,211,031
Investments Sold	195,000
Other	50

Total Assets	1,288,018,168

Liabilities:
Payables:
Floating Rate Note Obligations	175,870,000
Investments Purchased	7,301,410
Investment Advisory Fee	469,433
Other Affiliates	65,335
Trustees’ Deferred Compensation and Retirement Plans	1,691,125
Accrued Expenses	215,403

Total Liabilities	185,612,706
Preferred Shares (including accrued distributions)	348,427,383

Net Assets Applicable to Common Shares	$753,978,079

Net Asset Value Per Common Share ($753,978,079 divided by 53,909,811 shares outstanding)	$13.99

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 53,909,811 shares issued and outstanding)	$539,098
Paid in Surplus	824,040,366
Accumulated Undistributed Net Investment Income	25,219,401
Net Unrealized Appreciation	12,073,183
Accumulated Net Realized Loss	(107,893,969)

Net Assets Applicable to Common Shares	$753,978,079

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 13,936 issued with liquidation preference of $25,000 per share)	$348,400,000

Net Assets Including Preferred Shares	$1,102,378,079

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$35,652,689

Expenses:
Investment Advisory Fee	3,475,961
Interest and Residual Trust Expense	796,642
Preferred Share Maintenance	298,907
Trustees’ Fees and Related Expenses	209,976
Accounting and Administrative Expenses	115,285
Professional Fees	78,484
Transfer Agent Fees	48,483
Custody	30,436
Reports to Shareholders	26,228
Registration Fees	19,954
Line of Credit	7,698
Other	5,395

Total Expenses	5,113,449
Investment Advisory Fee Reduction	631,992

Net Expenses	4,481,457

Net Investment Income	$31,171,232

Realized and Unrealized Gain/Loss:
Net Realized Loss	(2,289,972)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(6,977,443)
End of the Period	12,073,183

Net Unrealized Appreciation During the Period	19,050,626

Net Realized and Unrealized Gain	$16,760,654

Distributions to Preferred Shareholders	$(310,300)

Net Increase in Net Assets Applicable to Common Shares from Operations	$47,621,586

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$31,171,232	$62,789,391
Net Realized Loss	(2,289,972)	(41,922,716)
Net Unrealized Appreciation During the Period	19,050,626	172,003,703
Distributions to Preferred Shareholders:
Net Investment Income	(310,300)	(2,436,422)

Change in Net Assets Applicable to Common Shares from Operations	47,621,586	190,433,956
Distributions to Common Shareholders:
Net Investment Income	(28,119,855)	(47,880,329)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	19,501,731	142,553,627

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	876,313	314,233
Repurchase of Shares	-0-	(93,449)

Net Change in Net Assets Applicable to Common Shares from Capital Transactions	876,313	220,784

Total Increase in Net Assets Applicable to Common Shares	20,378,044	142,774,411

Net Assets Applicable to Common Shares:
Beginning of the Period	733,600,035	590,825,624

End of the Period (Including accumulated undistributed net investment income of $25,219,401 and $22,478,324, respectively)	$753,978,079	$733,600,035

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$47,621,586

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(58,868,095)
Proceeds from Sales of Investments	109,831,026
Net Purchases of Short-Term Investments	(5,210,000)
Amortization of Premium	750,809
Accretion of Discount	(2,628,532)
Net Realized Loss on Investments	2,289,972
Net Change in Unrealized Appreciation on Investments	(19,050,626)
Decrease in Interest Receivables	440,020
Decrease in Other Assets	243
Decrease in Investment Advisory Fees	(24,025)
Decrease in Other Affiliates Payable	(39,514)
Increase in Trustees’ Deferred Compensation and Retirement Plans	207,849
Decrease in Accrued Expenses	(87,616)

Total Adjustments	27,611,511

Net Cash Provided by Operating Activities	75,233,097

Cash Flows From Financing Activities
Dividends Paid (net of reinvested dividends of $876,313)	(27,415,380)
Proceeds from and Repayments of Floating Rate Note Obligations	(1,140,000)
Retirement of Preferred Shares	(53,600,000)

Net Cash Used for Financing Activities	(82,155,380)

Net Decrease in Cash	(6,922,283)
Cash at the Beginning of the Period	6,959,461

Cash at the End of the Period	$37,178

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$796,642

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.62	$10.98	$15.89	$16.97	$16.80	$17.34

Net Investment Income	0.58	1.17 (a)	1.27 (a)	1.18 (a)	1.11 (a)	1.09
Net Realized and Unrealized Gain/Loss	0.32	2.41	(5.05)	(1.06)	0.47	(0.48)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.01)	(0.05)	(0.30)	(0.37)	(0.29)	(0.22)
Net Realized Gain	-0-	-0-	-0-	(0.01)	(0.06)	-0-

Total from Investment Operations	0.89	3.53	(4.08)	(0.26)	1.23	0.39
Distributions Paid to Common Shareholders:
Net Investment Income	(0.52)	(0.89)	(0.83)	(0.80)	(0.82)	(0.93)
Net Realized Gain	-0-	-0-	-0-	(0.02)	(0.24)	-0-

Net Asset Value, End of the Period	$13.99	$13.62	$10.98	$15.89	$16.97	$16.80

Common Share Market Price at End of the Period	$14.16	$13.55	$10.11	$14.11	$14.94	$14.61

Total Return* (b)	8.53% **	44.66%	–23.77%	–0.39%	9.86%	1.31%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$754.0	$733.6	$590.8	$867.8	$743.4	$736.0
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.22%	1.46%	2.23%	2.45%	1.28%	1.17%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	8.48%	9.70%	8.78%	7.85%	6.68%	6.51%
Portfolio Turnover	5% **	17%	55%	26%	25%	25%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.39%	1.64%	2.40%	2.61%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	8.31%	9.52%	8.61%	7.69%	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.00%	1.12%	0.98%	1.12%	1.17%	1.17%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	8.39%	9.32%	6.72%	5.36%	4.94%	5.22%

Senior Securities:
Total Preferred Shares Outstanding	13,936	16,080	17,152	21,440	17,200	17,200
Asset Coverage Per Preferred Share (e)	$79,105	$70,624	$59,484	$65,519	$68,253	$67,812
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A = Not Applicable

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Trust for Investment Grade Municipals (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had $1,757,250 of when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $105,876,852, which will expire according to the following schedule:

Amount	Expiration

$11,260,708	October 31, 2015
54,105,639	October 31, 2016
40,510,505	October 31, 2017

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,062,530,734

Gross tax unrealized appreciation	$63,828,868
Gross tax unrealized depreciation	(34,647,246)

Net tax unrealized appreciation on investments	$29,181,622

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$274,921
Tax exempt income	50,650,518

$50,925,439

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$93,302
Undistributed tax-exempt income	22,610,886

Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $311,477,158 are held by the dealer trusts and serve as collateral for the $175,870,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $176,503,408 and 0.91%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $175,736,522 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $175,736,522 entered into to retire previously issued shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $632,000 of its advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $21,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $78,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	53,846,492	53,831,731
Shares Issued Through Dividend Reinvestment	63,319	24,561
Shares Repurchased *	-0-	(9,800)

Ending Shares	53,909,811	53,846,492

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from its net asset value. For the six months ended April 30, 2010 and the year ended October 31, 2009, the Trust repurchased 0 and 9,800 of its shares, respectively, at an average discount of 0% and 11.74%, respectively, from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $63,144,747 and $90,279,721, respectively.

5. Inverse Floating Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 13,936 Auction Preferred Shares (APS) in nine series. Series A, B and C contain 1,950 shares each, Series D contains 1,040 shares, Series E, F and G contain 1,430 shares each, Series H contains 1,456 shares and Series I contains 1,300 shares. Dividends are cumulative and the dividend rates are generally reset every 28 days through an auction process. Beginning on February 15, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2010 was 0.246%. During the six months ended April 30, 2010, the rates ranged from 0.110% to 0.265%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust entered into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B		Series C
	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	2,250	$56,250,000	2,250	$56,250,000	2,250	$56,250,000
Amount Retired	(300)	(7,500,000)	(300)	(7,500,000)	(300)	(7,500,000)

Outstanding at 4/30/10	1,950	$48,750,000	1,950	$48,750,000	1,950	$48,750,000

	Series D		Series E		Series F
	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	1,200	$30,000,000	1,650	$41,250,000	1,650	$41,250,000
Amount Retired	(160)	(4,000,000)	(220)	(5,500,000)	(220)	(5,500,000)

Outstanding at 4/30/10	1,040	$26,000,000	1,430	$35,750,000	1,430	$35,750,000

	Series G		Series H		Series I
	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	1,650	$41,250,000	1,680	$42,000,000	1,500	$37,500,000
Amount Retired	(220)	(5,500,000)	(224)	(5,600,000)	(200)	(5,000,000)

Outstanding at 4/30/10	1,430	$35,750,000	1,456	$36,400,000	1,300	$32,500,000

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen Trust for Investment Grade Municipals”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Trust for Investment Grade Municipals
Board of Trustees, Officers, and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Trust for Investment Grade Municipals
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	28,657,015	1,217,716	1,801,741
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	28,601,584	1,231,776	1,843,111

Your Notes

Your Notes

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VGMSAN 06/10
IU10-02451P-Y04/10

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date: July 8, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.